Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 655,000
Previously Paid Amount	0.00
Total Fee Amount	100.28
Total Offset Amount	0.00
Net Fee	100.28
Narrative - Max Aggregate Offering Price	$ 655,000
Final Prospectus	true